Unaudited Selected Quarterly Financial Data	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Unaudited Selected Quarterly Financial Data

11.    Unaudited Selected Quarterly Financial Data (in thousands, except per share amounts)

	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	2015	2014	2015	2014	2015	2014	2015	2014
Revenue	$4,773	$6,293	$4,441	$4,581	$4,743	$4,258	$5,167	$4,269
Net loss	$(4,853)	$(3,600)	$(5,478)	$(5,478)	$(6,487)	$(7,092)	$(5,845)	$(5,940)
Basic net loss per share	$(0.04)	$(0.03)	$(0.05)	$(0.05)	$(0.05)	$(0.06)	$(0.05)	$(0.05)
Diluted net loss per share	$(0.04)	$(0.03)	$(0.05)	$(0.05)	$(0.05)	$(0.06)	$(0.05)	$(0.05)